PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 17 - PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment items refer substantially to the infrastructure for generating electricity and corporate assets.
The following shows the movement of property, plant, and equipment:

	Dams, reservoirs and water mains	Buildings, civil works and improvements	Machines and equipment	Impairment	In progress	Right of Use	Others	Total
Average depreciation rate per year (%)	1.68	1.86	3.35	—	—	11.28	5.91
Costs	25,158,794	11,892,050	38,860,152	—	5,141,851	1,386,894	1,506,625	83,946,366
Accumulated Depreciation and Impairment	(12,613,616)	(6,119,738)	(25,661,881)	(1,175,712)	—	(1,236,369)	(284,994)	(47,092,310)
Balance on December 31, 2024	12,545,178	5,772,312	13,198,271	(1,175,712)	5,141,851	150,525	1,221,631	36,854,056
Business combination	—	—	348,705	—	—	238,779	71,776	659,260
Addition	834,729	264,123	620,314	(141,492)	1,980,405	116,947	(37,194)	3,637,832
Write-offs	(8,318)	(388)	(14,982)	550,083	(15,993)	(8,860)	(1,328)	500,214
Depreciation	(696,715)	(293,800)	(1,050,121)	—	—	(55,527)	(64,350)	(2,160,513)
Transfers assets held for sale	—	—	(518)	—	(1,943)	—	—	(2,461)
Transfers	325,474	(64,545)	3,583,171	—	(3,596,707)	—	(76,604)	170,789
Balance on December 31, 2025	13,000,348	5,677,702	16,684,840	(767,121)	3,507,613	441,864	1,113,931	39,659,177
Costs	26,307,719	12,017,354	42,336,055	—	3,507,613	1,733,760	1,453,320	87,355,821
Accumulated Depreciation and Impairment	(13,307,371)	(6,339,652)	(25,651,215)	(767,121)	—	(1,291,896)	(339,389)	(47,696,644)

	Dams, reservoirs and water mains	Buildings, civil works and improvements	Machines and equipment	Impairment	In progress	Right of Use	Others	Total
Average depreciation rate per year (%)	1.72	1.69	2.75	—	—	3.84	1.10
Costs	25,243,381	11,940,669	37,765,942	—	4,432,927	1,350,009	1,323,410	82,056,338
Accumulated Depreciation and Impairment	(11,880,149)	(5,814,104)	(25,383,948)	(1,702,404)	—	(1,191,038)	(279,273)	(46,250,916)
Balance on December 31, 2023	13,363,232	6,126,565	12,381,994	(1,702,404)	4,432,927	158,971	1,044,137	35,805,422
Addition	22,208	2,695	47,956	(116,508)	2,845,292	5,667	84,870	2,892,180
Write-offs	(12,775)	295	(22,400)	650,278	(16,048)	—	(12,315)	587,035
Depreciation	(914,695)	(355,849)	(544,344)	—	—	(45,331)	(47,014)	(1,907,233)
Transfers assets held for sale	(267,316)	(68,366)	(135,482)	—	(4,690)	—	(43,807)	(519,661)
Transfers	354,524	66,972	1,470,547	(7,078)	(2,115,630)	31,218	195,760	(3,687)
Balance on December 31, 2024	12,545,178	5,772,312	13,198,271	(1,175,712)	5,141,851	150,525	1,221,631	36,854,056
Costs	25,158,794	11,892,050	38,860,152	—	5,141,851	1,386,894	1,506,625	(83,946,366)
Accumulated Depreciation and Impairment	(12,613,616)	(6,119,738)	(25,661,881)	(1,175,712)	—	(1,236,369)	(284,994)	(47,092,310)
Accounting Policy
Property, plant and equipment are initially measured at cost. Cost includes expenditures directly attributable to the acquisition or construction of the assets and the costs required to bring the assets to the condition necessary for them to be capable of operating as intended. Subsequently, property, plant and equipment are stated net of accumulated depreciation and impairment losses, when identified (see Note 19). Property, plant and equipment items mainly relate to the Company’s electricity generation infrastructure under its concession arrangements. Depreciation of these assets commences when they are available for use and is recognized on a straight‑line basis over the estimated useful lives of each asset, considering the residual values at the end of the concession periods. The Company adopts the depreciation rates determined by ANEEL, as it considers that the useful lives estimated by the regulatory authority are appropriate for its assets, applying the annual depreciation rates for assets related to the electricity sector as established in the Electricity Sector Asset Control Manual (MCPSE). Assets linked to concessions that do not provide for indemnification at the end of the contractual term are depreciated over the concession or authorization period. The Company’s electricity transmission infrastructure is not classified as property, plant and equipment due to the contractual characteristics of the concession arrangements. Rights to consideration arising from the construction of transmission assets are recognized under “Contractual Transmission Asset” (see Note 10).